Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME	DEFICIT	TOTAL	NON-CONTR-OLLING INTEREST
Beginning Balance (Previously stated) at Dec. 31, 2018	$ 20,689	$ 4,004	$ 20,036	$ 1,170	$ 90	$ (4,937)	$ 20,363	$ 326
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings from continuing operations	3,253					3,191	3,191	62
Other comprehensive income (loss)	233				97	140	237	(4)
Total comprehensive income	3,486				97	3,331	3,428	58
Common shares issued under employee stock option plan	240		251	(11)			240
Common shares issued under employee savings plan (ESP)	75		75				75
Other share-based compensation	21		1	19		1	21
Dividends declared on BCE common and preferred shares	(3,008)					(3,008)	(3,008)
Dividends declared by subsidiaries to non-controlling interest	(64)							(64)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(26)				(26)		(26)
Other	15							15
Ending Balance (Previously stated) at Dec. 31, 2019	21,408	4,004	20,363	1,178	161	(4,632)	21,074	334
Ending Balance at Dec. 31, 2019	21,408	4,004	20,363	1,178	161	(4,632)	21,074	334
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other	15							15
Net earnings from continuing operations	2,699					2,634	2,634	65
Other comprehensive income (loss)	454				(48)	503	455	(1)
Total comprehensive income	3,153				(48)	3,137	3,089	64
Common shares issued under employee stock option plan	26		27	(1)			26
Common shares issued under employee savings plan (ESP)			0
Other share-based compensation	(38)		0	(3)		(35)	(38)
Repurchase of preferred shares	(1)	(1)					(1)
Dividends declared on BCE common and preferred shares	(3,147)					(3,147)	(3,147)
Dividends declared by subsidiaries to non-controlling interest	(53)							(53)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(10)				(10)		(10)
Other	(9)					(4)	(4)	(5)
Ending Balance at Dec. 31, 2020	21,329	$ 4,003	$ 20,390	$ 1,174	$ 103	(4,681)	20,989	340
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other	$ (9)					$ (4)	$ (4)	$ (5)